Document and Entity Information (USD $)	12 Months Ended
	Dec. 27, 2014	Jan. 26, 2015	Jun. 27, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 906,673,785
Entity Common Stock, Shares Outstanding		19,984,465
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2014